Offerings - Offering: 1	May 27, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.01 par value per share
Amount Registered | shares	6,000,000
Proposed Maximum Offering Price per Unit	15.70
Maximum Aggregate Offering Price	$ 94,200,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 13,009.02
Offering Note	a) The DigitalBridge Group, Inc. 2024 Omnibus Stock Incentive Plan, as amended, authorizes the issuance of up to 11,500,000 shares of Common Stock, par value $0.01 per share ("Common Stock") (including the 6,000,000 shares of Common Stock registered hereby). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also registers any additional securities to be offered or issued in connection with stock splits, stock dividends, recapitalizations, or similar transactions. b) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act. The offering price per share and aggregate offering price are based upon the average of the high and low prices per share of Class A common stock of DigitalBridge Group, Inc. as reported on the New York Stock Exchange on May 26, 2026, which was $15.695 per share.